Amounts Charged to Income for employees Incentive Compensation Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Incentive Compensation Cash Award
Incentive Compensation Plans Expense [Line Items]
Pretax	$ 207.0	$ 196.1	$ 257.3
After Tax	134.6	127.5	167.2
Stock Compensation Plan
Incentive Compensation Plans Expense [Line Items]
Pretax	63.4	50.5	45.9
After Tax	$ 41.2	$ 32.8	$ 29.8